PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT ISSUED BY
                         PHOENIX LIFE INSURANCE COMPANY

 PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT ISSUED BY PHL VARIABLE INSURANCE COMPANY

       PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT ISSUED BY
                        PHOENIX LIFE AND ANNUITY COMPANY

                              --------------------

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003

THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

          THE PHOENIX EDGE SERIES FUND
          ----------------------------
            [diamond]  Phoenix-Goodwin Multi-Sector Short Term Bond Series

          THE RYDEX VARIABLE TRUST
          ------------------------
            [diamond]  Rydex Variable Trust Juno Fund
            [diamond]  Rydex Variable Trust Nova Fund
            [diamond]  Rydex Variable Trust Sector Rotation Fund

THE FOLLOWING IS ADDED TO THE "FEE TABLES" SECTION OF YOUR PROSPECTUS:

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

---------------------------------------------------------------------------------------------------------------------------
                                                      Investment        Rule      Other Operating       Total Annual Fund
                     Series                         Management Fee   12b-1 Fees       Expenses               Expenses
---------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
---------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(8)        N/A            0.45%(2)               0.95%(7)
---------------------------------------------------------------------------------------------------------------------------

   (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
   (7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                  Reimbursements    Net Annual
Series                                              & Waivers     Fund Expenses
------                                              ---------     -------------
Phoenix-Goodwin Multi-Sector Short Term Bond         (0.75%)           0.20%

   (8) The advisor voluntarily agrees to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.

------------------------------------------------------------------------------------------------------------------------------
                                                               Rule                                            Net Annual Fund
                                                             12b-1 or     Other       Total                     Expenses After
                                             Investment      Service    Operating  Annual Fund  Reimbursements  Reimbursements
                 Series                    Management Fee      Fees      Expenses    Expenses     & Waivers        & Waivers
------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                 0.90%           N/A        0.85% (10)   1.75%        (0.00%)         1.75%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                 0.75%           N/A        0.97%        1.72%        (0.00%)         1.72%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund      0.90%           N/A        0.79%        1.69%        (0.00%)         1.69%
------------------------------------------------------------------------------------------------------------------------------

   (10) Other operating expenses are estimated.


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the charts above may be changed or eliminated at any time without notice.)


TF821

THE FOLLOWING IS ADDED TO THE "APPENDIX A - INVESTMENT OPTIONS" SECTION OF YOUR
PROSPECTUS:

INVESTMENT TYPE

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Type
                                         ------------------------------------------------------------------------------------------
                                                    Domestic  Domestic  Domestic  Growth &        International Money
            Series                            Bond    Blend    Growth     Value    Income    Index    Growth    Market   Specialty
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond   |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                   |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
                                         ------------------------------------------------------------------------------------------
                                               Phoenix         Phoenix      Duff & Phelps     AIM      Fred Alger   Deutsche Asset
                                             Investment       Variable       Investment     Advisors,   Management     Management
                                            Council, Inc.   Advisors, Inc.  Management Co.    Inc.         Inc.           Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond      |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
                                         ------------------------------------------------------------------------------------------
                                               Federated     Fidelity     Franklin   Morgan Stanley              Templeton
                                               Investment   Management     Mutual      Investment     Rydex       Asset
                                               Management  and Research   Advisors,    Management     Global    Management
                                                Company      Company        LLC           Inc.       Advisors      Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                                          |X|
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                               |X|
-----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------
                                                                 Advisors
                                         --------------------------------------------------------
                                                  Templeton     Templeton      Wanger
                                                   Global       Investment     Asset
                                                  Advisors       Counsel,    Management,
                                                  Limited          Inc.         L.P.
-------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
-------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund
-------------------------------------------------------------------------------------------------



A Statement of Additional Information (SAI) dated June 2, 2003 containing financial statements of the Account and of the Company has been filed with the Securities and Exchange Commission. You can get a copy of the SAI free of charge by calling the number given on page 1 of your prospectus.

Date: June 2, 2003             Please keep this supplement for future reference.


TF821